Employee Benefits - Black-Scholes Fair Value Assumptions (Details) - Employee And Directors Time Based Options	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Black-Scholes-Merton Fair Value Assumptions
Expected term (years)	6 years 6 months	6 years 6 months
Risk-free interest rate, minimum		1.66%
Risk-free interest rate, maximum		2.06%
Expected volatility		55.00%